Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 06, 2013 Rigid Medical Packaging Business [Member]	Dec. 31, 2013 Rigid Medical Packaging Business [Member]	Nov. 14, 2012 Diversey Japan [Member]	Dec. 31, 2012 Diversey Japan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of businesses			$ 125		$ 323
Cash proceeds, net after transaction costs			122		313
Pre-tax gain on the sale of operations				40.2		210.8
Net gain on the sale of operations	22.9	178.9		22.9		178.9
Transaction costs					$ 10